Note 10: Indemnifications	3 Months Ended
Jun. 30, 2012
Accounting Policies:
Guarantees, Indemnifications and Warranties Policies
10. Indemnifications

In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.